Segment disclosure - Disclosure of main assets and liabilities per operating segment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash	$ 115,698	$ 302,524	$ 108,223
Current assets	152,926	335,188
Investments in associates and other investments	294,364	276,733
Royalty, stream and other interests	1,154,801	1,116,128
Mining interests and plant and equipment	635,655	489,512	343,693
Exploration and evaluation assets	3,635	42,519	42,949
Goodwill	111,204	111,204
Total assets	2,370,622	2,397,104
Total liabilities (excluding long-term debt)	180,126	155,643
Long-term debt	410,435	400,429	$ 349,042
Royalties, streams and similar interests [Member]
Disclosure of operating segments [line items]
Cash	82,291	105,097
Current assets	91,594	117,592
Investments in associates and other investments	231,884	166,589
Royalty, stream and other interests	1,247,489	1,203,781
Mining interests and plant and equipment	7,991	9,011
Exploration and evaluation assets	0	0
Goodwill	111,204	111,204
Total assets	1,691,958	1,609,344
Total liabilities (excluding long-term debt)	89,416	67,449
Long-term debt	406,671	400,429
Mining exploration, evaluation and development [Member]
Disclosure of operating segments [line items]
Cash	33,407	197,427
Current assets	61,422	218,478
Investments in associates and other investments	62,480	110,144
Royalty, stream and other interests	0	0
Mining interests and plant and equipment	559,332	407,000
Exploration and evaluation assets	3,635	41,869
Goodwill	0	0
Total assets	703,110	802,144
Total liabilities (excluding long-term debt)	115,156	102,578
Long-term debt	3,764	0
Intersegment transactions (Member)
Disclosure of operating segments [line items]
Cash	0	0
Current assets	(90)	(882)
Investments in associates and other investments	0	0
Royalty, stream and other interests	(92,688)	(87,653)
Mining interests and plant and equipment	68,332	73,501
Exploration and evaluation assets	0	650
Goodwill	0	0
Total assets	(24,446)	(14,384)
Total liabilities (excluding long-term debt)	(24,446)	(14,384)
Long-term debt	$ 0	$ 0